COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Commitments
SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED

	As of
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Contracted for capital commitment with respect to capital contributions to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	3,672	3,672
Antelope Chengdu	6,422	6,604
Hainan Antelope Holding	8,976	8,976
Antelope Future (Yangpu)	8,587	8,587
Antelope Investment (Hainan)	7,042	7,042
Antelope Ruicheng Investment	6,654	6,654
Hubei Kylin Cloud Service Technology	704	704
Wenzhou Kylin Cloud Service Technology	704	704
Jiangxi Kylin Cloud Service Technology	704	704
Anhui Kylin Cloud Service Technology	408	408